FORM N-SAR-U
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: / / (a)

or fiscal year ending: 12/31/08 (b)

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: Farmers Annuity Separate Account A

B. File Number: 811-09547

C. Telephone Number: 206-232-8400

2. A. Street: 3003 – 77th Avenue, S.E.

B. City: Mercer Island C. State: WA D. Zip Code: 98040 Zip Ext:

E. Foreign Country: Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N) N

4. Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N
[If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N) Y
[If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N) N
[If answer is "N" (No), go to item 8.]

B. How many separate series or portfolios did Registrant have at the end of the period? _____

If filing more than one Page 47, "X" box: [ ]

For period ending 12 /31/08

File number 811-09547

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name: ______

B. [/] File Number (If any): ______

C. [/] City: ______ State: ______ Zip Code: ______ Zip Ext.: ______

[/] Foreign Country: ______ Foreign Postal Code: ______

111. A. [/] Depositor Name: ______

B. [/] File Number (If any): ______

C. [/] City: ______ State: ______ Zip Code: ______ Zip Ext.: ______

[/] Foreign Country: ______ Foreign Postal Code: ______

112. A. [/] Sponsor Name: ______

B. [/] File Number (If any): ______

C. [/] City: ______ State: ______ Zip Code: ______ Zip Ext.: ______

[/] Foreign Country: ______ Foreign Postal Code: ______

112. A. [/] Sponsor Name: ______

B. [/] File Number (If any): ______

C. [/] City: ______ State: ______ Zip Code: ______ Zip Ext.: ______

[/] Foreign Country: ______ Foreign Postal Code: ______

If filing more than one Page 48, "X" box: [ ]

For period ending 12 /31/08

File number 811-09547

113. A. [/] Trustee Name: ______

B. [/] City: ______ State: ______ Zip Code: ______ Zip Ext.: ______

[/] Foreign Country: ______ Foreign Postal Code: ______

113. A. [/] Trustee Name: ______

B. [/] City: ______ State: ______ Zip Code: ______ Zip Ext.: ______

[/] Foreign Country: ______ Foreign Postal Code: ______

114. A. [/] Principal Underwriter Name: ______

B. [/] File Number 8-______

C. [/] City: ______ State: ______ Zip Code: ______ Zip Ext.: ______

[/] Foreign Country: ______ Foreign Postal Code: ______

114. A. [/] Principal Underwriter Name: ______

B. [/] File Number 8-______

C. [/] City: ______ State: ______ Zip Code: ______ Zip Ext.: ______

[/] Foreign Country: ______ Foreign Postal Code: ______

115. A. [/] Independent Public Accountant Name: ______

B. [/] City: ______ State:______ Zip Code: ______ Zip Ext.: ______

[/] Foreign Country: ______ Foreign Postal Code: ______

115. A. [/] Independent Public Accountant Name: ______

B. [/] City: ______ State: ______ Zip Code: ______ Zip Ext.: ______

[/] Foreign Country: ______ Foreign Postal Code: ______

If filing more than one Page 49, "X" box: [ ]

For period ending 12 /31/08

File number 811-09547

116. Family of investment companies information:

A. [/] Is Registrant part of a family of investment companies? (Y/N) _______ ___ Y/N

B. [/] Identify the family in 10 letters: ______________________________
(Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N) _______ ___ Y/N

If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

B. [/] Variable annuity contracts? (Y/N) _______ ___ Y/N

C. [/] Scheduled premium variable life contracts? (Y/N) _______ ___ Y/N

D. [/] Flexible premium variable life contracts? (Y/N) _______ ___ Y/N

E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N) _______ ___ Y/N

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 ______________________ ___

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period ______________________ ___

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) ______________________ $___

121. [/] State the number of series for which a current prospectus was in existence at the end of the period ______________________ ___

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period ______________________ ___

If filing more than one Page 50, "X" box: [ ]

For period ending 12 /31/08

File number 811-09547

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted) ____ $ ____

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) ____ $ ____

125. [ ] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) ____ $ 845

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) ____ $ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

		Number of Series Investing	Total Assets ($000's omitted)	Total Income Distributions ($000's omitted)
A.	U.S. Treasury direct issue	____	$ ____	$ ____
B.	U.S. Government agency	____	$ ____	$ ____
C.	State and municipal tax-free	____	$ ____	$ ____
D.	Public utility debt	____	$ ____	$ ____
E.	Brokers or dealers debt or debt of brokers' or dealers' parent	____	$ ____	$ ____
F.	All other corporate intermed. & long-term debt	____	$ ____	$ ____
G.	All other corporate short-term debt	____	$ ____	$ ____
H.	Equity securities of brokers or dealers or parents of brokers or dealers	____	$ ____	$ ____
I.	Investment company equity securities	1	$ 196,179	$ 34,371
J.	All other equity securities	____	$ ____	$ ____
K.	Other securities	____	$ ____	$ ____
L.	Total assets of all series of registrant	1	$ 196,179	$ 34,371

If filing more than one
Page 51, "X" box: [ ]

For period ending 12 /31/08

File number 811-09547

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) _______ ____

[If answer is "N" (No), go to item 131.] Y/N

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) _______ ____

[If answer is "N" (No), go to item 131.] Y/N

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) _______ ____ Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) ____ $3,516

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811 - ______	811 - ______	811 - ______	811 - ______	811 - ______
811 - ______	811 - ______	811 - ______	811 - ______	811 - ______
811 - ______	811 - ______	811 - ______	811 - ______	811 - ______
811 - ______	811 - ______	811 - ______	811 - ______	811 - ______
811 - ______	811 - ______	811 - ______	811 - ______	811 - ______
811 - ______	811 - ______	811 - ______	811 - ______	811 - ______
811 - ______	811 - ______	811 - ______	811 - ______	811 - ______
811 - ______	811 - ______	811 - ______	811 - ______	811 - ______
811 - ______	811 - ______	811 - ______	811 - ______	811 - ______

This report is signed on behalf of the Registrant in Mercer Island, State of Washington.
Date: February 20, 2009.

(Name of Registrant, Depositor, or Trustee)

Farmers Annuity Separate Account A

By: /s/ C. Paul Patsis
C. Paul Patsis
President

Witness: /s/ Brian F. Kreger
Brian F. Kreger
Vice President, General Counsel, and Secretary